Net Loss per Share - Schedule of Anti-Dilutive Common Stock Equivalents Excluded from the Calculation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (in shares)	4,471,730	3,790,343
Stock options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (in shares)	1,099,855	518,468
Warrants to purchase common stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (in shares)	3,371,875	3,271,875